SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Pro Forma Adjustments
Standardized measure, beginning
Sales of oil and gas produced, net of production costs
Net changes in sales and transfer prices and in production (lifting) costs related to future production
Purchases of reserves in place
Net changes in future development costs
Net changes due to extensions and discoveries
Development costs incurred during the year that reduced future development costs
Revisions of previous quantity estimates
Other
Accretion of discount
Change in income tax expense
Standardized measure, ending
Pro Forma
Standardized measure, beginning	79,986
Sales of oil and gas produced, net of production costs	(13,608)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(4,329)
Purchases of reserves in place	4,352
Net changes in future development costs	(26,539)
Net changes due to extensions and discoveries	6,218
Development costs incurred during the year that reduced future development costs	(12,329)
Revisions of previous quantity estimates	(18,190)
Other	3,330
Accretion of discount	9,856
Change in income tax expense	10,192
Standardized measure, ending	38,939
Red Mountain Resources, Inc.
Standardized measure, beginning	35,311
Sales of oil and gas produced, net of production costs	(4,979)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(1,004)
Purchases of reserves in place	4,352
Net changes in future development costs	(20,727)
Net changes due to extensions and discoveries
Development costs incurred during the year that reduced future development costs
Revisions of previous quantity estimates	(8,553)
Other	2,339
Accretion of discount	5,389
Change in income tax expense	2,573
Standardized measure, ending	14,701
Cross Border Resources, Inc.
Standardized measure, beginning	44,675
Sales of oil and gas produced, net of production costs	(8,629)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(3,325)
Purchases of reserves in place
Net changes in future development costs	(5,812)
Net changes due to extensions and discoveries	6,217
Development costs incurred during the year that reduced future development costs	(12,329)
Revisions of previous quantity estimates	(9,637)
Other	991
Accretion of discount	4,467
Change in income tax expense	7,619
Standardized measure, ending	$ 24,238